Cover	Jun. 24, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 24, 2022
Entity File Number	000-30202
Entity Registrant Name	mPHASE TECHNOLOGIES, INC.
Entity Central Index Key	0000825322
Entity Tax Identification Number	22-2287503
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	9841 Washingtonian Boulevard
Entity Address, Address Line Two	#200
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	(301)
Local Phone Number	329-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false